Tax (Tables)	6 Months Ended
Jun. 30, 2020
6. Tax
Deferred tax assets and liabilities
	As at	As at
	30.06.20	31.12.19
Deferred tax assets and liabilities	£m	£m
USA	2,168	2,052
UK	-	818
Other territories	503	420
Deferred tax assets	2,671	3,290
Deferred tax liabilities	(23)	(23)

Analysis of deferred tax assets
Temporary differences	2,174	2,767
Tax losses	497	523
Deferred tax assets	2,671	3,290